Cover	Sep. 16, 2019
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 16, 2019
Entity File Number	1-768
Entity Registrant Name	CATERPILLAR INC.
Entity Central Index Key	0000018230
Entity Tax Identification Number	37-0602744
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	510 Lake Cook Road
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Deerfield
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60015
City Area Code	224
Local Phone Number	551-4000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock
Document Information [Line Items]
Title of 12(b) Security	Common Stock ($1.00 par value)
Trading Symbol	CAT
Security Exchange Name	NYSE
9 3/8% Debentures Due March15, 2021
Document Information [Line Items]
Title of 12(b) Security	9 3/8% Debentures due March 15, 2021
Trading Symbol	CAT21
Security Exchange Name	NYSE
8% Debentures Due February 15, 2023
Document Information [Line Items]
Title of 12(b) Security	8% Debentures due February 15, 2023
Trading Symbol	CAT23
Security Exchange Name	NYSE
5.3% Debentures Due September 15, 2035
Document Information [Line Items]
Title of 12(b) Security	5.3% Debentures due September 15, 2035
Trading Symbol	CAT35
Security Exchange Name	NYSE